S000010795 [Member] Investment Objectives and Goals - Columbia Select Large Cap Equity Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Select Large Cap Equity Fund (the Fund) seeks long-term capital appreciation.